Condensed Consolidated Statement of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues
Net Sales	$ 20,107	$ 23,677	$ 23,940	$ 27,733
Cost of sales	9,817	11,282	12,065	13,048
Gross Profit (Loss)	10,290	12,395	11,875	14,685
Costs And Expenses
Selling, general and administrative	143,071	130,522	302,350	361,884
Total costs and expenses	143,071	130,522	302,350	361,884
Loss Before Other Income (Loss)	(132,781)	(118,127)	(290,475)	(347,199)
Other Income (Loss)
Interest expense	97,684	(42,042)	0	0
Other expense	(114,798)	(25,000)	(114,798)	(145,000)
Total other income (loss)	(17,114)	(67,042)	(163,326)	(219,084)
(Loss) Before Provision for Income Tax	(149,895)	(185,169)	(453,801)	(566,283)
Provision for Income Tax
Net Loss	(149,895)	(185,169)	(453,801)	(566,283)
Net Loss per Common Share - Basic and Diluted	$ 0	$ (0.01)	$ 0.00	$ (0.02)
Weighted Average Outstanding Shares of Common Stock - Basic and Diluted	161,597,814	30,911,287	139,006,289	30,911,287